Average Annual Total Returns	12 Months Ended	39 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.22%)
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.69%	3.46%
FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.27%	18.81%
Performance Inception Date		Sep. 30, 2021
FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.29%	16.12%
FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.63%	13.55%